Noncontrolling Interests	12 Months Ended
May 31, 2017
Noncontrolling Interest [Abstract]
Noncontrolling Interests
19.	NONCONTROLLING INTERESTS

	Koolearn Corporation	Xuncheng	New Road	Jinzhou School	Dongfangyoubo	Ainuoshida	Total
	US$	US$	US$	US$	US$	US$	US$
Balance as of May 31, 2015	3,458	—	38	—	—	—	3,496
Capital injection from noncontrolling interests shareholders	—	28,737	—	182	—	—	28,919
Capital repurchase from noncontrolling interests shareholders	(3,497)	—	—	—	—	—	(3,497)
Unrealized gain on available-for-sale investment attributed to noncontrolling interests shareholders	—	999	—	—	—	—	999
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	—	(269)	(2)	—	—	—	(271)
Net income (loss) attributed to noncontrolling interests shareholders	39	423	3	(21)	—	—	444

Balance as of May 31, 2016	—	29,890	39	161	—	—	30,090
Capital injections from noncontrolling interests shareholders	—	3,348	—	—	576	—	3,924
Addition of noncontrolling interests in connection with acquisition	—	—	—	—	—	3,909	3,909
Unrealized gain on available-for-sale investment attributed to noncontrolling interests shareholders	—	(23)	—	—	—	—	(23)
Foreign currency translation adjustment attributed to noncontrolling interests shareholders	—	(1,118)	(2)	(4)	2	13	(1,109)
Net income (loss) attributed to noncontrolling interests shareholders	—	4,454	(1)	(176)	(254)	(1,684)	2,339

Balance as of May 31, 2017	—	36,551	36	(19)	324	2,238	39,130

The schedule below discloses the effects of changes in the Company’s ownership interest on the Company’s equity:

	Year Ended May 31,
	2016	2017
	US$	US$
Net income attribute to New Oriental Education & Technology Group Inc.	224,884	274,457
Increase in the Group’s additional paid-in capital resulting from capital injection of Dongfangyoubo’s noncontrolling interests shareholders	—	138
Increase in the Group’s additional paid-in capital resulting from capital injection of Xuncheng’s noncontrolling interests shareholders	39,579	4,733
Decrease in the Group’s additional paid-in capital resulting from capital repurchase from Xuncheng’s noncontrolling interests shareholders	—	(5,412)
Increase in the Group’s additional paid-in capital resulting from transferring Xuncheng’s common shares to noncontrolling interests shareholders		5,704

Changes from net income attributable to New Oriental Education & Technology Group Inc. shareholders and transfers from/to noncontrolling interests	264,463	279,620

(1)	In February 2015, Koolearn Corporation issued 5,000,000 ordinary shares to certain employees and received the cash consideration of US$3,752. As the Company still retained a controlling interest in Koolearn Corporation, the disposal was accounted as an equity transaction in the Company’s consolidated financial statements and the Company recognized a noncontrolling interest representing the 5.9% equity interest over Koolearn Corporation as of May 31, 2015. In September 2015, the Group repurchased all these shares from the employees at the original purchase price per share. As the Group retained control over Koolearn before and after the repurchase of the 5.9% interest, the acquisition of this additional equity interest was accounted as an equity transaction in the Company’s consolidated financial statements.
(2)	In November 2015, the Group sold a 21% ownership of Xuncheng to seven limited partnership entities (“LPs”) representing the employees of the Group. In April 2016, another 12.5% ownership of Xuncheng was sold to Lin Zhi Tencent Technology Co., Ltd an affiliate of Tencent Holdings Limited. All the cash consideration was fully paid by the other investors as of May 31, 2016. In June 2016, the Group further sold 1.7% ownership of Xuncheng to 8 market makers. In December 2016, the Group repurchased 1.3% from 6 market makers aforementioned and sold it to another 4 market makers again in May 2017. As of May 31, 2017, the equity interest owned by the Group in Xuncheng was diluted to 68%.
(3)	In February 2015, New Road which provides travel agent service was established. The Company and another investor have 51% and 49% equity interest, respectively. The cash consideration was fully paid by the other investor as of May 31, 2015.
(4)	In April 2016, Jinzhou School which provides language training services was established. The Company and another investor have 60% and 40% equity interest, respectively. The cash consideration was fully paid by the other investor as of May 31, 2016.
(5)	In June 2016, Dongfangyouba which provides live broadcast lesson service, was established. The Company and another investor have 51% and 49% equity interest, respectively. The cash consideration was fully paid by the other investor as of May 31, 2017.
(6)	In December 2016, the Group purchased an additional 33% of Ainuoshida resulting in the Group controlling Ainuoshida through 51% ownership. See Note 3 for additional details.